RELATED PARTY TRANSACTIONS (Schedule of Amounts Due to Related Party) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Amounts due from a related party	$ 644
Amounts due to a related party	9,227	$ 19
Beihai Silver Beach
Related Party Transaction [Line Items]
Amounts due from a related party	369
Amounts due to a related party		$ 19
Shanghai Yuyue Electronic
Related Party Transaction [Line Items]
Amounts due to a related party	8,910
China Index Holdings
Related Party Transaction [Line Items]
Amounts due to a related party	317
Wanli
Related Party Transaction [Line Items]
Amounts due from a related party	$ 275